Segment Information - Depreciation and Amortization Expense by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information: Depreciation and amortization expense
Total segment depreciation and amortization expense included in pre-tax operating earnings	$ 82.1	$ 82.1	$ 63.4
Depreciation and amortization expense related to exited business	26.9
Depreciation and amortization expense	109.0	82.1	63.4
Retirement and Income Solutions
Segment Information: Depreciation and amortization expense
Depreciation and amortization expense	58.0	53.0	38.8
U.S. Insurance Solutions
Segment Information: Depreciation and amortization expense
Depreciation and amortization expense	18.9	19.3	20.2
Corporate
Segment Information: Depreciation and amortization expense
Depreciation and amortization expense	$ 5.2	$ 9.8	$ 4.4